Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expenses from mining business [abstract]
Revenues	$ 378,299	$ 263,865
Cost of sales
Production costs	(200,583)	(209,150)
Depletion and amortization	(47,722)	(52,939)
Earnings from mining operations	129,994	1,776
General and administrative	(12,775)	(11,299)
Share-based compensation	(6,983)	(3,619)
Exploration and evaluation	(1,730)	(2,087)
Loss on derivatives	(10,082)	(6,360)
Other income (expenses)	(6,341)	(4,072)
Income (loss) before financing costs and income taxes	92,083	(25,661)
Finance expenses	(46,430)	(30,007)
Finance income	935	1,084
Foreign exchange gains	16,852	8,475
Income (loss) before income taxes	63,440	(46,109)
Income tax (expense) recovery	(29,178)	14,713
Net earnings (loss)	34,262	(31,396)
Other comprehensive income (loss):
Unrealized loss on available-for-sale financial assets, before tax	(4,248)	(32)
Tax recovery		516
Foreign currency translation reserve	(7,720)	(3,709)
Total other comprehensive loss	(11,968)	(3,225)
Total comprehensive income (loss)	$ 22,294	$ (34,621)
Earnings (loss) per share
Basic	$ 0.15	$ (0.14)
Diluted	$ 0.15	$ (0.14)
Weighted average shares outstanding (thousands)
Basic	225,682	221,828
Diluted	232,039	221,828